SUPPLEMENT TO THE PROSPECTUSES
OF
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
For C&B Mid Cap Value Fund
Common Stock Fund
Discovery Fund
Enterprise Fund
Mid Cap Growth Fund
Opportunity Fund
Special Mid Cap Value Fund
(the “Funds”)

This supplement contains important information about the Funds, as that term is defined above.

The Funds are no longer offered through the prospectuses for the Wells Fargo Advantage Small and Mid Cap Stock Funds dated March 1, 2010 and all references to the Funds in such prospectuses are hereby removed.

The Funds are offered through the prospectuses for the Wells Fargo Advantage Small and Mid Cap Stock Funds dated February 1, 2011.

To obtain a prospectus for the Funds, please call 1.800.222.8222 or visit wellsfargo.com/advantagefunds.

February 4, 2011
SCIV021/P206SP2

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
For C&B Mid Cap Value Fund
Common Stock Fund
Discovery Fund
Enterprise Fund
Mid Cap Growth Fund
Opportunity Fund
Special Mid Cap Value Fund
(the “Funds”)

This supplement contains important information about the Funds, as that term is defined above.

Each of the Funds is no longer offered through the SAI for the Wells Fargo Advantage Small and Mid Cap Stock Funds dated March 1, 2010 and all references to the Funds in such SAI are hereby removed.

Instead, each of the Funds is now offered through a Prospectus and SAI for the Wells Fargo Advantage Small and Mid Cap Stock Funds dated February 1, 2011. To obtain a Prospectus and/or SAI for the Funds, please call 1.800.222.8222 or visit wellsfargo.com/advantagefunds.

February 4, 2011